Right-of-use assets and lease liabilities - Operating Right-of-use assets (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Right-of-use assets and lease liabilities
Operating right-of-use assets, beginning of the year	$ 28,887,905
Impact of lease additions, disposals and/or modifications	(2,125,346)
Right-of-use asset lease expense	(3,104,371)
Operating right-of-use assets, ending of the year	$ 23,658,188